EXHIBIT 99.1

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2012-B
Monthly Servicer's Statement
for the month ended February 28, 2014

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	4.43%
From	01-Feb-14	18-Feb-14	17-Mar-14	Floating Allocation Percentage at Month-End	84.50%
To	28-Feb-14	17-Mar-14
Days	27

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2012-B balances were:		Payment Date	Period	Period
		5/15/2014	11/1/2013	No
Notes	$250,000,000.00

Principal Amount of Debt	83,333,333.33
Required Overcollateralization	$21,491,666.67
Required Overcollateralization Increase - MPR < 35%	$0.00
Required Overcollateralization Increase - MPR < 30%	$0.00
Incremental Overcollateralization Amount	$523,458.75
Series Nominal Liquidation Amount	105,348,458.75

Required Participation Amount	$105,348,458.75		Accumulation Account
Excess Receivables	$85,497,880.75		Beginning	125,000,000.00

Total Collateral	$190,846,339.50		Additions	41,666,666.67
			Ending Balance	166,666,666.67
Collateral as Percent of Notes	229.02%

NMOTR Trust Pool Activity
During the past Collection Period, the following activity occurred:
			Distributions to Investors
	NMOTR		Days	27
	Total Pool		LIBOR	0.154500%
Beginning Gross Principal Pool Balance	$4,728,683,064.74		Applicable Margin	0.350000%
Total Principal Collections	$(1,574,232,892.24)			0.504500%
Investment in New Receivables	$1,682,747,879.41
Receivables Added for Additional Accounts	$0.00			Actual	Per $1000
Repurchases	$0.00		Interest	94,593.75	0.09
Principal Default Amounts	$0.00		Principal	-	$0.00
Principal Reallocation	$0.00		Unused Fee	$0.00	$0.00
New Series Issued During Collection Period	$0.00				0.09
Less Net CMA Offset	$(523,185,227.47)
Less Servicing Adjustment	$(4,747,955.36)		Total Due Investors	94,593.75	0.504500%
Ending Balance	$4,309,264,869.08		Servicing Fee	$156,096.47
			Excess Cash Flow	123,450.71
SAP for Next Period	4.43%

Average Receivable Balance	$4,259,498,071.48
Monthly Payment Rate	36.96%		Reserve Account

Interest Collections			Required Balance	$1,875,000.00
During the past collection period, the following activity occurred:			Current Balance	$1,875,000.00
			Deficit/(Excess)	$-
	NMOTR
	Total Pool
Total Interest Collections	$9,997,648.46
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00
Total Available	$9,997,648.46